Average Annual Total Returns	18 Months Ended
Jun. 30, 2011
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.37%
Five Years	5.04%
Ten Years	5.98%
Inception Date	Dec. 21, 1987
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.57%
Five Years	5.20%
Ten Years	6.11%
Inception Date	Nov. 13, 2000
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.93%
Since Inception	5.20%
Inception Date	Aug. 24, 2006
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	25.46%
Five Years	4.27%
Ten Years	6.78%
Inception Date	May 21, 1998
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	25.59%
Five Years	4.39%
Since Inception	8.52%
Inception Date	Nov. 12, 2001
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	21.63%
Since Inception	3.05%
Inception Date	Aug. 24, 2006
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	30.69%
Five Years	6.42%
Ten Years	7.52%
Inception Date	May 21, 1998
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.72%
Five Years	5.39%
Ten Years	7.23%
Inception Date	Oct. 03, 1960
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.89%
Five Years	5.51%
Ten Years	7.34%
Inception Date	Nov. 13, 2000
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	24.82%
Five Years	4.14%
Ten Years	7.95%
Inception Date	May 21, 1998
Performance Measure [Axis]
Comparative Benchmark	Comparative Indexes
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.16%
Five Years	4.79%
Ten Years	5.64%
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.85%
Since Inception	5.13%
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	25.25%
Five Years	4.03%
Ten Years	6.45%
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	21.26%
Since Inception	2.66%
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	30.61%
Five Years	6.33%
Ten Years	7.44%
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.45%
Five Years	5.11%
Ten Years	6.92%
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares | Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2010
One Year	24.36%
Five Years	3.68%
Ten Years	7.22%
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	17.96%
Five Years	4.25%
Ten Years	5.07%
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	18.91%
Since Inception	4.47%
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	16.80%
Five Years	3.61%
Ten Years	5.82%
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	14.44%
Since Inception	2.49%
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	20.03%
Five Years	5.52%
Ten Years	6.62%
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	18.21%
Five Years	4.53%
Ten Years	6.22%
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2010
One Year	16.46%
Five Years	3.39%
Ten Years	6.61%
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares | Russell 2000 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	26.86%
Five Years	4.47%
Ten Years	6.33%
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares | Russell 2000 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	26.86%
Five Years	4.47%
Ten Years	6.33%
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares | S&P MidCap 400 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	26.64%
Five Years	5.74%
Ten Years	7.16%
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares | S&P MidCap 400 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	26.64%
Five Years	5.74%
Since Inception	8.85%
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares | S&P SmallCap 600 Growth Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.99%
Five Years	5.16%
Ten Years	7.28%
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares | S&P SmallCap 600 Value Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	24.72%
Five Years	4.06%
Ten Years	8.31%
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares | Spliced Mid Cap Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	25.69%
Five Years	4.42%
Ten Years	6.84%
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares | Spliced Mid Cap Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	25.69%
Five Years	4.42%
Since Inception	8.50%
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares | Spliced Small-Cap Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.82%
Five Years	5.40%
Ten Years	7.12%
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares | Spliced Small-Cap Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.82%
Five Years	5.40%
Ten Years	7.12%
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares | Spliced Small-Cap Value Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	25.01%
Five Years	4.21%
Ten Years	7.80%
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares | Spliced Small-Cap Growth Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	30.71%
Five Years	6.44%
Ten Years	7.42%
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Investor Shares | MSCI US Mid Cap 450 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	25.69%
Five Years	4.42%
Ten Years	none
Vanguard Mid-Cap Index Fund | Vanguard Mid-Cap Index Fund - Admiral Shares | MSCI US Mid Cap 450 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	25.69%
Five Years	4.42%
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Investor Shares | MSCI US Small Cap 1750 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.82%
Five Years	5.40%
Ten Years	none
Vanguard Small-Cap Index Fund | Vanguard Small-Cap Index Fund - Admiral Shares | MSCI US Small Cap 1750 Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.82%
Five Years	5.40%
Ten Years	none
Vanguard Small-Cap Value Index Fund | Vanguard Small-Cap Value Index Fund - Investor Shares | MSCI US Small Cap Value Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	25.01%
Five Years	4.21%
Ten Years	none
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares | MSCI US Small Cap Growth Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	30.71%
Five Years	6.44%
Ten Years	none
Vanguard Mid-Cap Value Index Fund | Vanguard Mid-Cap Value Index Fund - Investor Shares | MSCI US Mid Cap Value Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	21.96%
Since Inception	3.22%
Vanguard Mid-Cap Growth Index Fund | Vanguard Mid-Cap Growth Index Fund - Investor Shares | MSCI US Mid Cap Growth Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	29.24%
Since Inception	5.37%
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares | Spliced Extended Market Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.46%
Five Years	5.05%
Ten Years	6.02%
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares | Spliced Extended Market Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.46%
Five Years	5.05%
Ten Years	6.02%
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares | Standard & Poor's Completion Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.46%
Five Years	5.05%
Ten Years	none
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares | Standard & Poor's Completion Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	27.46%
Five Years	5.05%
Ten Years	none
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Investor Shares | Spliced Dow Jones U.S. Completion Total Stock Market Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.62%
Five Years	5.61%
Ten Years	6.30%
Vanguard Extended Market Index Fund | Vanguard Extended Market Index Fund - Admiral Shares | Spliced Dow Jones U.S. Completion Total Stock Market Index
Average Annual Returns for Periods Ended December 31, 2010
One Year	28.62%
Five Years	5.61%
Ten Years	6.30%